Parnassus Fixed Income Fund

Portfolio of Investments as of March 31, 2025 (unaudited)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Airlines (1.6%)

Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	3,019,366

Auto Components (0.4%)

APTIV plc	4.15%	05/01/2052	1,000,000	705,356

Banks (0.8%)

Bank of America Corp.	3.85%	03/08/2037	1,750,000	1,567,979

Capital Markets (1.6%)

The Charles Schwab Corp.	4.00%	06/01/2026	3,000,000	2,923,990

Chemicals (2.4%)

International Flavors & Fragrances Inc.	5.00%	09/26/2048	3,300,000	2,802,567

The Sherwin-Williams Co.	4.50%	06/01/2047	2,000,000	1,692,259
				4,494,826

Commercial Services & Supplies (1.5%)

CCO Holdings LLC / CCO Holdings Capital Corp.[l]	4.75%	03/01/2030	3,000,000	2,780,722

Diversified Financial Services (4.4%)

Fiserv Inc.	5.60%	03/02/2033	2,500,000	2,562,402

Global Payments Inc.	5.95%	08/15/2052	3,000,000	2,891,131

The Bank of New York Mellon Corp.	3.75%	10/31/2026	3,000,000	2,866,809
				8,320,342

Diversified Telecommunication Services (1.4%)

Verizon Communications Inc.	2.85%	09/03/2041	3,750,000	2,629,440

Electronic Equipment, Instruments & Components (1.4%)

Trimble Inc.	6.10%	03/15/2033	2,500,000	2,613,318

Equity Real Estate Investment Trusts (1.5%)

SBA Communications Corp.	3.88%	02/15/2027	3,000,000	2,916,184

Health Care Equipment & Supplies (1.3%)

Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,567,826

Machinery (1.6%)

Xylem Inc.	2.25%	01/30/2031	3,500,000	3,056,649

Pharmaceuticals (1.6%)

Merck & Co. Inc.	1.90%	12/10/2028	3,250,000	2,985,433

Semiconductors & Semiconductor Equipment (4.6%)

Intel Corp.	4.15%	08/05/2032	3,200,000	2,960,254

Micron Technology Inc.	2.70%	04/15/2032	3,500,000	2,981,498

Qorvo Inc.[l]	3.38%	04/01/2031	3,250,000	2,842,848
				8,784,600

Specialty Retail (1.4%)

Lowe’s Companies Inc.	2.80%	09/15/2041	3,750,000	2,585,368

Transportation Infrastructure (1.4%)

Avantor Funding Inc.[l]	4.63%	07/15/2028	2,750,000	2,649,678

Wireless Telecommunication Services (1.4%)

T-Mobile USA Inc.	4.38%	04/15/2040	3,000,000	2,631,038

Total investment in Corporate Bonds (30.3%)

(cost $58,453,377)				57,232,115

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Investment Bank	1.63%	10/09/2029	2,000,000	1,800,516

European Investment Bank	0.75%	09/23/2030	2,000,000	1,676,345

International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,970,716

International Bank for Reconstruction & Development	4.00%	01/10/2031	3,000,000	2,975,071

International Bank for Reconstruction & Development	4.50%	04/10/2031	3,000,000	3,051,988

International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,256,833

International Finance Corp.	2.13%	04/07/2026	6,000,000	5,880,848

Total investment in Supranational Bonds (12.5%)

(cost $24,972,217)				23,612,317

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	0.25%	06/30/2025	2,000,000	1,980,052

U.S. Treasury	2.25%	11/15/2025	3,000,000	2,965,664

U.S. Treasury	0.38%	12/31/2025	4,000,000	3,890,469

U.S. Treasury	3.63%	05/15/2026	3,000,000	2,986,289

U.S. Treasury	1.88%	07/31/2026	4,000,000	3,890,625

U.S. Treasury	4.63%	10/15/2026	3,500,000	3,533,770

U.S. Treasury	4.25%	11/30/2026	3,000,000	3,013,477

U.S. Treasury	3.75%	08/15/2027	5,000,000	4,980,469

U.S. Treasury	3.63%	03/31/2028	6,000,000	5,951,953

U.S. Treasury	4.63%	09/30/2028	3,000,000	3,067,383

U.S. Treasury	3.63%	08/31/2029	5,000,000	4,931,641

U.S. Treasury	3.75%	05/31/2030	2,500,000	2,470,312

U.S. Treasury	4.13%	10/31/2031	3,000,000	3,004,453

U.S. Treasury	4.13%	11/30/2031	6,000,000	6,008,203

U.S. Treasury	4.13%	11/15/2032	6,000,000	5,996,250

U.S. Treasury	3.50%	02/15/2033	3,000,000	2,867,109

U.S. Treasury	3.38%	05/15/2033	4,000,000	3,779,687

U.S. Treasury	4.38%	05/15/2034	2,500,000	2,527,441

U.S. Treasury	3.25%	05/15/2042	6,000,000	5,050,547

U.S. Treasury	4.00%	11/15/2042	4,500,000	4,182,012

U.S. Treasury	4.38%	08/15/2043	3,500,000	3,398,555

U.S. Treasury	4.75%	11/15/2043	4,000,000	4,071,406

U.S. Treasury	4.63%	05/15/2044	5,000,000	4,997,070

U.S. Treasury	2.00%	02/15/2050	2,000,000	1,203,672

U.S. Treasury	1.25%	05/15/2050	3,500,000	1,727,852

U.S. Treasury	4.63%	05/15/2054	6,000,000	5,989,687

Total investment in U.S. Government Treasury Bonds (52.1%)

(cost $100,296,148)				98,466,048

Total investment in long-term securities (94.9%)

(cost $183,721,742)				179,310,480

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (6.8%)
JPMorgan Chase, New York	3.68%	04/01/2025	12,834,752	12,834,752

Total short-term securities (6.8%)

(cost $12,834,752)				12,834,752

Total securities (101.7%)

(cost $196,556,494)				192,145,232

Other assets and liabilities (-1.7%)				(3,120,724)

Total net assets (100.0%)				189,024,508

l	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2025, the aggregate value is $8,273,248, which is 4.38% of net assets.

plc	Public Limited Company

LLC	Limited Liability Company